Property, Plant and Equipment - Classification of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Gathering and Transmission Systems [Member]	Dec. 31, 2011 Gathering and Transmission Systems [Member]	Dec. 31, 2012 Gathering and Transmission Systems [Member] Minimum [Member]	Dec. 31, 2011 Gathering and Transmission Systems [Member] Maximum [Member]	Dec. 31, 2012 Processing, Storage, and Terminal Facilities [Member]	Dec. 31, 2011 Processing, Storage, and Terminal Facilities [Member]	Dec. 31, 2012 Processing, Storage, and Terminal Facilities [Member] Minimum [Member]	Dec. 31, 2011 Processing, Storage, and Terminal Facilities [Member] Maximum [Member]	Dec. 31, 2012 Other Energy Equipment [Member]	Dec. 31, 2011 Other Energy Equipment [Member]	Dec. 31, 2012 Other Energy Equipment [Member] Minimum [Member]	Dec. 31, 2011 Other Energy Equipment [Member] Maximum [Member]	Dec. 31, 2012 Construction Work In Progress [Member]	Dec. 31, 2011 Construction Work In Progress [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life of Property, Plant and Equipment					20 years	50 years			35 years	60 years			3 years	30 years
Property, plant and equipment	$ 3,616	$ 3,105	$ 1,921	$ 1,741			$ 1,103	$ 1,006			$ 31	$ 26			$ 561	$ 332
Accumulated depreciation	(1,066)	(991)
Property, plant and equipment, net	$ 2,550	$ 2,114